SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON, DC  20549


                           FORM 12b-25

                                     Commission File Number 0-11902

                   NOTIFICATION OF LATE FILING

(Check One): [   ] Form 10-K [   ] Form 11-K [   ] Form 20-F
[ X ] Form 10-Q [   ] Form N-SAR

For Period Ended:  June 30, 1994
                   -----------------------------------------------

[  ] Transition Report on Form 10-K   [  ] Transition Report on
                                           Form 10-Q

[  ] Transition Report on Form 20-F   [  ] Transition Report on
                                           Form N-SAR
[  ] Transition Report on Form 11-K

For the Transition Period Ended:  N/A
                                  --------------------------------

     Read attached instruction sheet before preparing form. Please print or type.

     Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

     If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates: N/A
                                                               ---

- - - - - ------------------------------------------------------------------

- - - - - ------------------------------------------------------------------

                 Part I.  Registrant Information

Full name of registrant  GIBSON GREETINGS, INC.
                         ----------------------------------------

Former name if applicable
                            N/A
- - - - - -----------------------------------------------------------------

Address of principal executive office (Street and number)

                         2100 Section Road
- - - - - -----------------------------------------------------------------

City, State and Zip Code  Cincinnati, Ohio  45237
                          ---------------------------------------

                Part II.  Rule 12b-25 (b) and (c)

     If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check appropriate box.)

[X] (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[ ] (b) The subject annual report, semi-annual report, transition report on Form 10-K, 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

[ ] (c) The accountant's statement or other exhibit required by rule 12b-25(c) has been attached if applicable.


                      Part III.  Narrative

     State below in reasonable detail the reasons why Form 10-K, 11-K, 20-F, 10-Q, N-SAR or the transition report portion thereof could not be filed within the prescribed time period. (Attach extra sheets if needed.)

     As previously announced, the registrant is currently in the midst of a restatement of its results for prior reporting periods. In this regard, the registrant has asked for a more complete valuation of its derivative transactions. Results for the three months and six months ended June 30, 1994 cannot be finalized until this valuation is completed. This will occur subsequent to the August 15 filing deadline for the registrant's Report on Form 10-Q for the period ended June 30, 1994.

     The registrant expects to release both its June 30, 1994 results and its restated results for prior periods and to file its Report on Form 10-Q for the period ended June 30, 1994 later this month.

                   Part IV.  Other Information

     (1) Name and telephone number of person to contact in regard to this notification
William L. Flaherty                     (513)       841-6675
- - - - - ------------------------------------------------------------------
Vice President-Finance and Chief    (Area Code) (Telephone number)
 Financial Officer

     (2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).
                                                  [X] Yes  [  ] No
     (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                                  [X] Yes  [  ] No

     In relation to the July 1, 1994 press release regarding an inventory overstatement at the registrant's Cleo Inc. subsidiary, the registrant has taken further corrective actions relative to Cleo's inventory which will be reflected in the second quarter of 1994. Additionally, the registrant's operating results were adversely impacted by previously disclosed derivative losses and lower earnings at the registrant's Greeting Card Division. Largely as a result of the foregoing, the registrant will report a loss for the three months and six months ended June 30, 1994.


                     GIBSON GREETINGS, INC.
- - - - - ------------------------------------------------------------------
          (Name of registrant as specified in charter)

Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date:    8/15/94             By: /s/ William L. Flaherty
     -------------------         ---------------------------------
                                 Vice President-Finance and Chief
                                 Financial Officer